Cash Flow Information - Summary of Reconciliation of Profit / Loss After Income Tax (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash Flow Information [Abstract]
Loss for the period	$ (71,441,024)	$ (18,076,077)	$ (20,028,526)
Adjustments for
Share based compensation	20,190,538	5,948,532	7,558,953
Borrowing costs	64,297	760	5,098,906
Fixed assets written off		2,764,940	210,773
Loss on sale of fixed assets		6,777
Loss on equity investment securities at fair value through profit or loss	10,951,552
Foreign exchange (gain) / loss	(7,194,955)	106,787	387,371
Non-cash termination settlement		294,247
Depreciation & amortization expense	5,814,905	1,697,754	1,380,303
Government incentives	(302,922)	(49,278)
Change in operating assets and liabilities:
(Increase)/decrease in other operating assets	(6,028,224)	(1,927,128)	(976,969)
Increase in trade creditors and other operating liabilities	7,592,541	1,060,622	775,672
Net cash outflow from operating activities	$ (40,353,292)	$ (8,172,064)	$ (5,593,517)